October 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Limited Term Tax Free Fund and Scudder Medium Term Tax Free Fund (the "Funds"), each a series of Scudder Tax Free Trust (Reg. No. 2-81105) (811-3632) (the "Trust") Post Effective Amendment No. 33 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 29, 1999.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                                Very truly yours,


                                                SCUDDER TAX FREE TRUST


                                       By:      /s/John Millette
                                                -------------------
                                                John Millette
                                                Secretary